2 SIGNIFICANT ACCOUNTING POLICIES: Revenue recognition (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Revenue recognition

Revenue from contracts with customers

The Company provides a full suite of promotions-related marketing services in the US, Canada and internationally, and generates revenue by designing, constructing, implementing and managing these promotions marketing services for its customers. The Company adopted IFRS 15 on January 1, 2018. IFRS 15 introduces a single, principles-based, five-step model for the recognition of revenue when control of goods is transferred to the customer. The five steps are: identify the contract(s) with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to each performance obligation and recognize revenue as each performance obligation is satisfied.

IFRS 15 also requires enhanced disclosures about revenue to help users better understand the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. There is no impact to the timing or amounts of revenue recognized in its statement of operations upon the adoption of the standard.